Revenue Recognition - Narrative (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Percentage of sales recognized as services over time (less than)									10.00%
Net sales	$ 7,171	$ 6,057	$ 6,022	$ 5,866	$ 6,436	$ 5,494	$ 5,422	$ 5,243	$ 25,116	$ 22,595	$ 20,498
Contract liabilities	$ 1,024				$ 978				$ 1,024	$ 978	$ 860
Customer Lease Agreements | Revenue Benchmark | Product Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage									4.00%	4.00%	4.00%
Orthopaedic Instruments
Disaggregation of Revenue [Line Items]
Net sales									$ 2,110	$ 1,917	$ 1,754
Other Orthopedics
Disaggregation of Revenue [Line Items]
Net sales									660	560	509
Enabling Technologies
Disaggregation of Revenue [Line Items]
Net sales									$ 155	$ 152	$ 149